Summary of Significant Accounting Policies (Details)	Dec. 31, 2025
Stonepeak Transaction [Line Items]
Net Investment in Lease, Threshold Period Past Due	30 days
RG II vessels
Stonepeak Transaction [Line Items]
Estimated useful life in years	20 years